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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment |X| Amendment Number: 2

     This Amendment (check only one): |_| is a restatement.
                                      |X| adds new holdings entries.

Institutional Investment Manager Filing this Report :

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
         Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:


/s/ Jeffrey D. McCord                 Vancouver, British Columbia   May 15, 2007
-----------------------------------   ---------------------------   ------------
            [Signature]                      [City, State]             [Date]

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REPORT TYPE (Check only one.):

|X| 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: Seven

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $234,105 (in thousands)

List of Other Included Managers:

No. 1
Form 13F File Number: 028-12401
Name: Vertex Fund

No. 2
Form 13F File Number: 028-12398
Name: Rocky Mountain Investments Ltd.

No. 3
Form 13F File Number: 028-12399
Name: Simkor Investments Ltd.

No. 4
Form 13F File Number: 028-12406
Name: 589321 BC Ltd.

No. 5
Form 13F File Number: 028-12408
Name: Jeffrey McCord

No. 6
Form 13F File Number: 028-12407
Name: John Thiessen

No. 7
Form 13F File Number: 028-12403
Name: Matthew Wood

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INFORMATION TABLE:

                                                                                                              VOTING AUTHORITY
           NAME OF             TITLE OF               VALUE     SHRS OR  SH/ PUT/ INVESTMENT     OTHER     ---------------------
           ISSUER                CLASS      CUSIP   (X$1,000) PRN AMOUNT PRN CALL DISCRETION    MANAGERS      SOLE   SHARED NONE
---------------------------- ------------ --------- --------- ---------- --- ---- ---------- ------------- --------- ------ ----
ALTRIA GROUP INC.            COMMON STOCK 02209S103   10,704    124,893   SH         SOLE    1,2,3,4,5,6,7   124,893
ANGIOTECH PHARMACEUTICALS IN COMMON STOCK 034918102      214     26,000   SH         SOLE    2,3,4,5,6,7      26,000
ASSISTED LIVING CONCPT NEV N CLASS  A     04544X102   14,781  1,496,671   SH         SOLE    1,2,3,4,5,6,7 1,496,671
AZTAR CORP.                  COMMON STOCK 054802103    2,986     54,953   SH         SOLE    1,2,3,4,5,6,7    54,953
BMB MUNAI INC                COMMON STOCK 09656A105      247     50,000   SH         SOLE    1,2,3,4,5,6,7    50,000
BRISTOL MYERS SQUIBB CO      COMMON STOCK 110122108    1,740     66,200   SH         SOLE    2,3,4,5,6,7      66,200
BROADWING CORP.              COMMON STOCK 11161E101    4,664    298,991   SH         SOLE    1,2,3,4,5,6,7   298,991
CENVEO INC                   COMMON STOCK 15670S105   13,759    649,880   SH         SOLE    1,2,3,4,5,6,7   649,880
CONOR MEDSYSTEM INC          COMMON STOCK 208264101    3,113     99,518   SH         SOLE    1,2,3,4,5,6,7    99,518
CTS CORP                     COMMON STOCK 126501105    4,390    280,000   SH         SOLE    2,3,4,5,6,7     280,000
ENCORE WIRE CORP             COMMON STOCK 292562105      549     25,000   SH         SOLE    2,3,4,5,6,7      25,000
ENDEAVOR ACQUISITION CORP    COMMON STOCK 292577103      964    105,000   SH         SOLE    1,2,3,4,5,6,7   105,000
ENDEAVOR ACQUISITION CORP    WARRANTS     292577111      313    105,000   SH         SOLE    1,2,3,4,5,6,7   105,000
FAIRFAX FINL HLDGS LTD       SUB VTG      303901102    9,873     49,803   SH         SOLE    1,2,3,4,5,6,7    49,803
HARLEYSVILLE GROUP INC       COMMON STOCK 412824104    2,949     84,800   SH         SOLE    2,3,4,5,6,7      84,800

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
HARRAHS ENTMT INC            COMMON STOCK 413619107    7,395     89,523   SH         SOLE    1,2,3,4,5,6,7    89,523
INTEL CORP                   COMMON STOCK 458140100    1,496     74,000   SH         SOLE    2,3,4,5,6,7      74,000
IPC HLDGS LTD                ORD          G4933P101    3,941    125,500   SH         SOLE    2,3,4,5,6,7     125,500
ISHARES SILVER TRUST         ISHARES      46428Q109   25,611    199,897   SH         SOLE    1,2,3,4,5,6,7   199,897
KEMET CORP                   COMMON STOCK 488360108    2,215    304,000   SH         SOLE    2,3,4,5,6,7     304,000
KINDER MORGAN INC KANS       COMMON STOCK 49455P101    3,152     29,855   SH         SOLE    1,2,3,4,5,6,7    29,855
LEVEL 3 COMMUNICATIONS INC   COMMON STOCK 52729N100    2,237    400,000   SH         SOLE    2,3,4,5,6,7     400,000
MARSH & MCLENNAN COS INC     COMMON STOCK 571748102    9,301    303,797   SH         SOLE    1,2,3,4,5,6,7   303,797
MATTEL INC                   COMMON STOCK 577081102   10,246    452,800   SH         SOLE    2,3,4,5,6,7     452,800
MERCK & CO INC               COMMON STOCK 589331107    4,575    105,100   SH         SOLE    2,3,4,5,6,7     105,100
NASDAQ STOCK MARKET INC      COMMON STOCK 631103108   13,823    449,556   SH         SOLE    1,2,3,4,5,6,7   449,556
NOVASTAR FINL INC            COMMON STOCK 669947400      532     20,000   SH         SOLE    2,3,4,5,6,7      20,000
NYSE GROUP INC               COMMON STOCK 62949W103   28,100    289,498   SH         SOLE    1,2,3,4,5,6,7   289,498
ODYSSEY RE HLDGS CORP        COMMON STOCK 67612W108    7,292    195,750   SH         SOLE    2,3,4,5,6,7     195,750
OPEN SOLUTIONS INC           COMMON STOCK 68371P102    1,871     49,759   SH         SOLE    1,2,3,4,5,6,7    49,759
OVERSTOCK COM INC DEL        COMMON STOCK 690370101      631     40,000   SH         SOLE    2,3,4,5,6,7      40,000
OWENS ILL INC                COM NEW      690768403    9,168    497,612   SH         SOLE    1,2,3,4,5,6,7   497,612
PARTNERRE LTD                COMMON STOCK G6852T105    9,257    130,500   SH         SOLE    2,3,4,5,6,7     130,500
PFIZER INC                   COMMON STOCK 717081103      905     35,000   SH         SOLE    2,3,4,5,6,7      35,000

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
PW EAGLE INC                 COMMON STOCK 69366Y108      689     20,000   SH         SOLE    2,3,4,5,6,7      20,000
SITEL CORP                   COMMON STOCK 82980K107    4,197    996,057   SH         SOLE    1,2,3,4,5,6,7   996,057
TIMBERLAND CO                CLASS A      887100105    1,570     49,759   SH         SOLE    1,2,3,4,5,6,7    49,759
TYCO INTL LTD NEW            COMMON STOCK 902124106    6,066    199,828   SH         SOLE    1,2,3,4,5,6,7   199,828
UNIVISION COMMUNICATIONS INC CLASS A      914906102    6,351    179,568   SH         SOLE    1,2,3,4,5,6,7   179,568
URANERZ ENERGY CORPORATION   COMMON STOCK 91688T104    1,021    250,000   SH         SOLE    1,2,3,4,5,6,7   250,000
VISHAY INTERTECHNOLOGY INC   COMMON STOCK 928298108    1,217     90,000   SH         SOLE    2,3,4,5,6,7      90,000
XL CAP LTD                   CLASS A      G98255105    2,661     37,000   SH         SOLE    2,3,4,5,6,7      37,000